Advance to Suppliers and Other (Tables)	12 Months Ended
Dec. 31, 2025
Advance To Suppliers And Other Abstract
Schedule of Advance to Suppliers

Advance to suppliers and other as of December 31, 2025 and 2024 consisted of the following:

	2025	2024
Advance to suppliers	$5,702,675	$8,548,744
Advance payment for potential factory lease	1,000,000	1,000,000
Less: allowance for doubtful accounts	(496,754)	(111,004)
Total	6,205,921	9,437,740